SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F-E

            NAME OF REPORTING MANAGER: GENESIS ASSET MANAGERS LIMITED


If Amended Report Check Here [X]

Report for the Calendar Year or Quarter Ended:    09/30/99

Institutional Investment Manager:                 GENESIS ASSET MANAGERS LIMITED

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT ARE TRUE, CORRECT AND COMPLETE, AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Name, Title and Telephone Number of Person Submitting Report:

Jeremy D. Paulson-Elis, Member
Phone: 011 44 171 235 5040

Signature, Place and Date of Signing:

/s/Jeremy D. Paulson-Elis
London, UK
11/11/99

Other Managers on Whose Behalf this Report is Filed:

Genesis Asset Managers International Limited   28-7436
Genesis Asset Managers Limited    28-6418

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 37
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Form 13F Information Table Value Total: 1,248,703,196
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REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 09/30/99

                                                                                             INVESTMENT

ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER        TITLE OFCUSIP NUMBER FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                CLASS                VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------        ------ ------------  ---------   -------- ---------------------- ------- ----------------------------
Ashanti Goldfields               GDR    US0437432026   75604     9600481      SOLE                  1      9600481
Banco Latino America de Export  CL E    PAP169941328   32073     1402102      SOLE                  1      1402102
Banco Santiago                   ADR    US05965L1052    2440      122000      SOLE                  1       122000
Compania de Telecornunicaciones  ADR    US2044493003   12590      697000      SOLE                  1       697000
Desc                             ADR    US2503091017   60280     3598798      SOLE                  1      3598798
Distribucion y Servicios (D&S)   ADR    US2547531069   64663     3846100      SOLE                  1      3846100
Embotelladora Andina             ADR A  US29081P204    44959     2596900      SOLE                  1      2596900
Embotelladora Andina             ADR B  US29081P3038   30554     2350300      SOLE                  1      2350300
Enersis                          ADR    US29274F1049   32054     1535500      SOLE                  1      1535500
Femsa                            ADS    US3444191064   77370     2470901      SOLE                  1      2470901
Gener                            ADR    US3687311056    5284      346500      SOLE                  1       346500
Gulf Indonesia Resources LTD     COM    CA4022841031   32290     3208898      SOLE                  1      3208898
Huaheng Power Intl.              ADR    US4433041005   39034     3138450      SOLE                  1      3138450
Korea Electric Power             ADR    US5006311063   40018     2491400      SOLE                  1      2491400
Laboratorio Chile                ADR    US50540H1041   10235      595500      SOLE                  1       595500
Matav                            ADS    US5597761098     477       17500      SOLE                  1        17500
Mavesa                           ADIR   US5777171019   15906     5302051      SOLE                  1      5302051
Millicom Int'l,                  Com    LU0038705702   70474     2478222      SOLE                  1      2478222
Minera Buenaventura              ADS    US2044481040   28013     1618100      SOLE                  1      1618100
OTE                              ADR    US4233253073   14686     1312700      SOLE                  1      1312700
P.T. Indonesian Satellite Corp.  ADS    US7156801042    3467      256800      SOLE                  1       256800
Panamerican Beverages Inc.       Com    PAP748231084   61170     3693307      SOLE                  1      3693307
PLDT                             ADR    US7182526043   59495     2735380      SOLE                  1      2735380
Provida                          ADR    US00709P1084   12959      634100      SOLE                  1       634100
Quilmes Industrial               ADR    US74838Y1082   59396     6211368      SOLE                  1      6211368
Quinenco                         ADS    US7487181031   41733     4121800      SOLE                  1      4121800
Santa Isabel                     ADR    US8022331065    2350      308200      SOLE                  1       308200
SK Telecom Co.                   ADS    US78440P1084   30317     2939830      SOLE                  1      2939830
Southern Peru Ltd                COM    US8436111046    3738      221486      SOLE                  1       221486
Tele Centro Sul                  ADR    US8792391018     128        2300      SOLE                  1         2300
Telebras                         ADR    US879281R106       1       38000      SOLE                  1        38000
Telefonica de Argentina          ADR    US8793782066    1577       59798      SOLE                  1        59798
Telefonica del Peru              ADS    US8793841052   61022     4541165      SOLE                  1      4541165
Telefonos de Mexico ADS          ADS L  US8794037809  183638     2577376      SOLE                  1      2577376
Telesp                           ADR    US87952K1007    1027       65200      SOLE                  1        65200
Telesp Cellular                  ADR    US87952L1089    1682       64400      SOLE                  1        64400
TV Azteca                        ADR    US9011451021   35999     7199887      SOLE                  1      7199887
                                                      ------
REPORT SUMMARY             37 DATA RECORDS           1248703        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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